Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 567,506,287	$ 624,608,667
Special Accounts as Collateral—Argentine Central Bank	470,298,830	213,352,982
Forward Purchases of monetary regulatory instruments	446,679,274	101,828,646
Less: Allowances	(68,316)	(15,677)
Financial Assets Pledged as Collateral	$ 1,484,416,075	$ 939,774,618